COLLABORATION INVENTORIES	3 Months Ended
Mar. 31, 2024
Classes of current inventories [abstract]
COLLABORATION INVENTORIES	COLLABORATION INVENTORIES

	March 31, 2024	December 31, 2023
	US$’000 (Unaudited)	US$’000
Raw materials	17,820	13,155
Work-in-process	2,641	2,990
Finished goods	1,685	3,288
Total collaboration inventories	22,146	19,433
The Company's reserve for inventory was $10.7 million and $8.9 million as of March 31, 2024 and December 31, 2023, respectively. The Company’s reserve for inventory was primarily related to expired material and certain batches or units of product that did not meet quality specifications that were charged to collaboration cost of sales.